Commission and Fee Income (Tables)	6 Months Ended
Jun. 30, 2020
Commissions and Fee Income [Abstract]
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]

Disaggregation of revenues by product type and business segment

	Three months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	63	4	57	6	0	(1)	129
Commissions for assets under management	5	0	79	734	0	0	818
Commissions for other securities	110	(0)	8	0	0	0	117
Underwriting and advisory fees	5	418	3	0	0	(14)	413
Brokerage fees	2	60	256	20	31	5	375
Commissions for local payments	105	(2)	220	(0)	0	(1)	322
Commissions for foreign commercial business	99	6	26	0	0	(1)	130
Commissions for foreign currency/exchange business	1	0	2	0	0	(0)	2
Commissions for loan processing and guarantees	126	43	71	0	3	1	244
Intermediary fees	2	0	188	0	0	2	193
Fees for sundry other customer services	62	69	12	29	1	0	173
Total fee and commissions income	580	598	922	788	36	(6)	2,917
Gross expense							(690)
Net fees and commissions							2,227

	Three months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	66	2	61	6	2	0	136
Commissions for assets under management	5	0	72	824	0	1	903
Commissions for other securities	88	(0)	7	1	0	0	96
Underwriting and advisory fees	6	379	4	0	39	(1)	426
Brokerage fees	3	80	230	20	200	1	535
Commissions for local payments	120	(0)	242	(0)	0	(0)	362
Commissions for foreign commercial business	114	5	27	0	0	(0)	145
Commissions for foreign currency/exchange business	2	0	2	0	0	(0)	3
Commissions for loan processing and guarantees	125	39	64	0	3	1	232
Intermediary fees	8	0	117	0	0	2	128
Fees for sundry other customer services	76	105	12	30	6	0	228
Total fee and commissions income	613	609	837	881	250	4	3,195
Gross expense							(711)
Net fees and commissions							2,484

	Six months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	124	6	116	12	0	(1)	257
Commissions for assets under management	10	1	159	1,518	(0)	0	1,688
Commissions for other securities	185	0	16	0	0	0	202
Underwriting and advisory fees	15	859	8	0	(0)	(15)	866
Brokerage fees	8	143	615	38	70	2	876
Commissions for local payments	227	0	475	(0)	0	(0)	701
Commissions for foreign commercial business	203	13	52	0	0	(1)	267
Commissions for foreign currency/exchange business	2	0	4	0	0	(0)	6
Commissions for loan processing and guarantees	247	94	153	0	5	3	501
Intermediary fees	7	1	313	0	0	7	328
Fees for sundry other customer services	138	131	21	61	3	0	353
Total fee and commissions income	1,166	1,247	1,932	1,629	78	(5)	6,046
Gross expense							(1,380)
Net fees and commissions							4,666

	Six months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank[1]	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	128	4	118	11	4	(0)	264
Commissions for assets under management	11	1	139	1,563	0	1	1,715
Commissions for other securities	158	(0)	15	1	0	0	173
Underwriting and advisory fees	12	780	8	0	56	(9)	847
Brokerage fees	6	139	478	33	396	2	1,055
Commissions for local payments	242	(0)	484	(0)	1	(1)	726
Commissions for foreign commercial business	227	13	53	0	0	(0)	293
Commissions for foreign currency/exchange business	3	0	4	0	0	(0)	7
Commissions for loan processing and guarantees	260	86	128	0	7	2	484
Intermediary fees	16	1	235	0	1	6	260
Fees for sundry other customer services	150	197	23	62	18	0	449
Total fee and commissions income	1,214	1,220	1,684	1,669	483	2	6,272
Gross expense							(1,407)
Net fees and commissions							4,865